RESTRUCTURING ACTIVITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RESTRUCTURING ACTIVITIES
RESTRUCTURING ACTIVITIES

NOTE 17 — RESTRUCTURING AND EXIT ACTIVITIES

In the third quarter of 2021, the Company exited certain businesses that leased equipment to customers under sales-type leases, as we further refine our business model and our strategy of selling solutions to customers. In 2018, the Company began a series of strategic initiatives aimed at maintaining a competitive cost structure and workforce optimization. These activities primarily consisted of a reduction in headcount to realign our personnel resources with the Company’s business needs.

The following table details our restructuring and exit costs as reflected in the Condensed Consolidated Statements of Operations:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in millions)	2021	2020	2021	2020
Lease receivable contracts, net	$16.5	$—	$16.5	$—
Inventory and Property and equipment	0.4	—	0.4	—
Employee termination benefits	2.9	2.0	5.5	5.3
Restructuring and exit costs	19.8	2.0	22.4	5.3
Other associated restructuring charges	1.1	0.3	5.5	1.8
Total	$20.9	$2.3	$27.9	$7.1

Restructuring and exit costs are presented separately on the Condensed Consolidated Statements of Operations. Other associated restructuring costs are recorded within Transition and transformation costs on the Condensed Consolidated Statements of Operations.

The following table provides the details for the restructuring and exit cost liabilities:

	Lease	Inventory and	Employee
	Receivable	Property and	Termination
(in millions)	Contracts, Net	Equipment	Benefits	Total
Balance as of December 31, 2020	$—	$—	$26.3	$26.3
Accrual and accrual adjustments	16.5	0.4	5.5	22.4
Cash payments during period	—	—	(15.7)	(15.7)
Write-offs	—	(0.4)	—	(0.4)
Foreign currency translation	—	—	(0.2)	(0.2)
Balance as of September 30, 2021	$16.5	$—	$15.9	$32.4

The reserve for the lease receivable contracts, net, is included in Other receivables and the liability for employee termination benefits is included in Accrued restructuring costs, respectively, on the Condensed Consolidated Balance Sheet at September 30, 2021. We anticipate paying the employee termination benefits of $15.9 million in the restructuring accrual within the next twelve months.

Restructuring and exit costs by segment were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in millions)	2021	2020	2021	2020
Institutional	$19.5	$0.5	$20.8	$2.9
Food & Beverage	0.3	—	1.2	0.6
Corporate	—	1.5	0.4	1.8
Total	$19.8	$2.0	$22.4	$5.3

NOTE 20 — RESTRUCTURING ACTIVITIES

In the first quarter of 2018, the Company began a series of strategic initiatives aimed at maintaining a competitive cost structure and workforce optimization. These activities primarily consisted of a reduction in headcount to realign our personnel resources with the Company’s business needs.

The following table details our restructuring activities as reflected in the Consolidated Statements of Operations is as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Restructuring charges	$25.6	$19.8	$24.9
Other associated restructuring charges	4.7	6.5	6.4
Total	$30.3	$26.3	$31.3

Restructuring charges are recorded separately on the Consolidated Statements of Operations. Other associated restructuring charges are recorded within transition and transformation costs on the Consolidated Statements of Operations.

The following table provides the details for the restructuring accrual for the year ended December 31, 2020 and December 31, 2019, respectively:

	Year Ended	Year Ended
	December 31,	December 31,
(in millions)	2020	2019
Restructuring accrual at beginning of period	$13.4	$9.5
Accrual and accrual adjustments	25.6	19.8
Cash payments during period	(12.5)	(16.1)
Foreign currency translation	(0.2)	0.2
Restructuring accrual at end of period	$26.3	$13.4

We anticipate paying the remaining $26.3 million of restructuring accrual within the next twelve months. This amount is included in Accrued restructuring costs on the Consolidated Balance Sheet at December 31, 2020.

Restructuring charges by segment were as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Institutional	$25.6	$6.9	$7.7
Food & Beverage	0.8	0.8	4.1
Corporate/Unallocated	3.9	18.6	19.5
Total	$30.3	$26.3	$31.3